Warrants and Stock Options and Grants (Details Textual) - USD ($)			1 Months Ended					12 Months Ended
	Oct. 08, 2014	Jul. 15, 2014	Dec. 31, 2014	Nov. 21, 2014	Jul. 30, 2014	Nov. 30, 2013	Jul. 27, 2011	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Sep. 30, 2016
Warrants and Stock Options and Grants(Textual)
Warrant, Outstanding											25,572,059
Stock options, Outstanding											15,425,001
Stock-based compensation expense, recognized								$ 192,776	$ 294,067
Unrecognized compensation costs related to non-vested stock options								$ 119,146
Weighted average period for unrecognized compensation costs to be expensed								7 months 21 days
Fair value of stock price			$ 0.14					$ 0.14	$ 0.14
Chief Executive Officer [Member]
Warrants and Stock Options and Grants(Textual)
Granted, Shares					2,000,000
Granted, Weighted Average Exercise Price Per Share					$ 0.11
Option fair value					$ 446,250
Chief Financial Officer [Member]
Warrants and Stock Options and Grants(Textual)
Granted, Shares					1,000,000
Granted, Weighted Average Exercise Price Per Share					$ 0.11
Option fair value					$ 446,250
Chief Administrative Officer [Member]
Warrants and Stock Options and Grants(Textual)
Granted, Shares					750,000
Granted, Weighted Average Exercise Price Per Share					$ 0.11
Option fair value					$ 446,250
4 Employees [Member]
Warrants and Stock Options and Grants(Textual)
Granted, Shares	950,000
Granted, Weighted Average Exercise Price Per Share	$ 0.21
Option fair value	$ 93,100
Consultant [Member]
Warrants and Stock Options and Grants(Textual)
Granted, Shares			120,000
Granted, Weighted Average Exercise Price Per Share			$ 0.21
Option fair value			$ 7,920
Seven Directors [Member]
Warrants and Stock Options and Grants(Textual)
Granted, Shares				387,500
Granted, Weighted Average Exercise Price Per Share				$ 0.275
Option fair value				$ 15,500
2011 Plan [Member]
Warrants and Stock Options and Grants(Textual)
Number of common stock to be granted to the eligible officers, directors, employees, consultants, advisors, maximum							8,000,000
Stock option plan maturity date							Jul. 26, 2021
Number of common stock available for issuance								3,928
Granted, Shares										2,000,000
Common stock available for issuance								66,071
2013 Stock Plan [Member]
Warrants and Stock Options and Grants(Textual)
Issuance of additional shares of common stock in form of restricted stock or option						2,000,000
Common stock available for issuance								1,600,000
2014 Plan [Member]
Warrants and Stock Options and Grants(Textual)
Number of common stock available for issuance								6,792,500
Granted, Shares		12,000,000
Expiration of plan		Jul. 14, 2024